Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN

NOTE 1. DESCRIPTION OF THE PLAN

The following description of the Eagle Materials Inc. Retirement Plan (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan, established April 1, 1994 and amended and restated effective January 1, 2026, is a defined contribution retirement plan covering eligible employees of Eagle Materials Inc. (the Company or Employer) and eligible employees of other related corporations which adopt the Plan with the Company’s consent. The Company and certain subsidiaries collectively comprise the “Participating Employers.” The Plan is administered by the Administrative Committee (the Committee) appointed by the Board of Directors of the Company. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

Acquisition of Subsidiaries

During August 2024, the Company purchased the Big Bend Quarry (BBQ). Employees of BBQ were eligible to participate in the Plan as employees of Battletown Materials LLC, at the date of acquisition. During January 2025, the Company purchased Bullskin Stone & Lime (Bullskin). Employees of Bullskin were eligible to participate in the Plan at the date of acquisition.

Eligibility

The Plan has three distinct types of eligible employees: (1) employees eligible to participate in the employer profit sharing contributions, (2) employees eligible to participate in employer matching contributions or (3) employees not eligible to participate in any employer contribution. Eligible employees may not participate in both employer profit sharing and matching contributions, except as provided in the Plan document. Eligible employees of the Participating Employers participate in profit sharing contributions on the earlier of January 1 or July 1 after completing one year of service, as defined. One year of service, for purposes of eligibility, is defined as a consecutive twelve month period during which the employee worked 1,000 hours, ending on the first anniversary of the employee’s date of hire. Hourly employees of Republic Paperboard Company, LLC, a subsidiary of the Company, may participate in matching contributions on the date the employee first performs an hour of service for the Employer, as defined. Hourly employees of Audubon Materials, Tulsa Cement Company, Illinois Cement Company, Fairborn Cement Company, Kosmos Cement Company, Battletown Materials LLC, Nevada Cement Company,Kansas City Readymix, Audubon Readymix, and Bullskin Stone & Lime may also participate in matching contributions during the calendar year. Eligible employees are automatically enrolled in the Plan upon eligibility unless they opt out of the plan.

A member of a group or class of employees covered by a collective bargaining agreement is not eligible to participate in the Plan unless such agreement extends the Plan to such group or class of employees.

Contributions

The Plan permits participants to contribute pre-tax up to 70% of their compensation, up to a statutory limit, as defined, to a 401(k) account upon the date of hire. Participants may contribute a portion of their compensation, as defined by the Plan, limited to the maximum amount permitted under the

NOTE 1. DESCRIPTION OF THE PLAN (continued)

applicable Internal Revenue Code (the Code) regulations and the Plan document. Participants may also contribute amounts representing distributions from other qualified defined benefit and defined contribution plans.

Participants who have been auto-enrolled in the Plan will be deemed to have elected to contribute 3% to the Plan, with a 1% automatic increase annually up to a maximum of 7%. An Automatic Enrollment Participant who elects not to make Automatic Contributions or elects to cease such contributions to the Plan may elect to defer a percentage of their Compensation as Pre‑Tax Contributions, Roth Contributions, and/or After-Tax Contributions at any time.

Profit sharing contributions are made by the Participating Employers as determined by the Company’s Board of Directors. Profit sharing contributions are made to all eligible participants employed on December 31 of each year. The profit sharing contributions are classified as employer's contribution receivable on the Statements of Net Assets Available for Benefits, and are generally paid in February of the next year. Profit sharing contributions made to hourly employees are allocated to participant accounts on a pro rata basis determined by each participant’s number of hours worked. Eligible employees of certain subsidiaries receive Employer nondiscretionary matching contributions. These matching contributions are generally allocated to each employee’s participant account based on a certain percentage of each employee’s eligible contribution, up to a certain percentage or dollar amount annually, as defined by the Plan. Participating Employers, at their sole discretion, may make qualified non-elective contributions to the Plan. No such qualified non-elective contributions were made for the 2025 or 2024 Plan year. Forfeitures may be used to reduce employer contributions or administrative expenses of the Plan. Accrued discretionary employer profit sharing contributions to the Plan were reduced by assumed forfeitures of $300,000 at December 31, 2025, and December 31, 2024. Forfeitures available for future use totaled approximately $447,000 and $370,000 at December 31, 2025 and 2024, respectively.

Participants direct the investment of their accounts into various mutual funds, collective trusts, a guaranteed investment contract, self-directed brokerage account, or the Eagle Materials Common Stock Fund (EXPSF). The EXPSF is a unitized stock fund.

Participants may allocate up to 15% of employer and participant contributions to the EXPSF, whereas up to 100% may be allocated to any other investment option offered by the Plan.

Administrative Expenses

Certain administrative expenses of the Plan are paid by the Company and are excluded from these financial statements. The Plan is not required to reimburse the Company for any administrative expenses paid by the Company. Expenses not paid by the Company are paid by the Plan.

Benefits Payable

Benefits payable relate to claims for benefits that have been processed and approved prior to the end of the year, but not paid until the subsequent year. We had no benefits payable at December 31, 2025 and 2024.

NOTE 1. DESCRIPTION OF THE PLAN (continued)

Vesting

Matching Contributions – Participants’ Employer nondiscretionary matching contributions do not vest until the completion of four years of vesting service, as defined, except as provided in the Plan document.

Profit Sharing Contributions – Participants’ Employer profit sharing contributions do not fully vest until the completion of four years of vesting service, as defined.

Participants are fully vested in all contributions upon retirement, full and permanent disability, or death.

The Plan provides for distributions when a participant terminates employment and the fair value of the participant’s vested accrued benefit is equal to or less than $7,000. A summary of such provisions follows:

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Upon termination of service, if the fair value of a participant’s vested accrued benefit is $7,000 or less, the Committee shall direct Fidelity Management Trust Company (Trustee) to distribute the fair value of the participant’s vested balance in a single sum. In the event of a mandatory distribution greater than $1,000 (but less than $7,000), if the participant does not elect to have such distribution paid directly to an eligible retirement plan or to receive the distribution, then the Committee will pay the distribution in a direct rollover to an individual retirement plan designated by the Committee.
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If a participant terminates service when the participant’s vested accrued benefit is zero, the participant is deemed to receive a distribution of his entire vested accrued benefit as of the day of termination.

Participants are always fully vested in their participant contributions, related earnings and participant rollovers.

Notes Receivable from Participants

Notes receivable from participants represent loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Plan participants may borrow from their accounts an amount generally not to exceed the lesser of $50,000 or 50% of their vested account balance. The repayment terms of loans may not exceed five years except for loans used to acquire a principal residence. Each loan bears interest at a reasonable rate based on lending in similar situations. The current interest rate for new loans is set at the Wall Street Journal prime rate plus two percent. Principal and interest are paid ratably through automatic payroll deductions. If a participant ceases to make loan repayments and the Plan administrator deems the loan to be a distribution, notes receivable from participants is reduced and a benefit payment is recorded.

Distributions

In accordance with the Plan document, distribution of a participant’s vested account is available upon the participant’s retirement, death, disability, termination of employment, or attainment of age 59½; or distribution is available to satisfy a financial hardship meeting the requirements of the Internal Revenue Service (IRS) regulations. Distributions are made in a lump-sum payment, a direct rollover distribution, or a combination thereof.

Termination of the Plan

Although the Employer has not expressed intent to terminate the Plan, it may do so at any time subject to the requirements of ERISA. If the Plan is terminated, participants will become fully vested in their Participating Employers’ contributions, and the method of distribution of assets will be in accordance with the provisions of ERISA.